SUPPLEMENTAL BALANCE SHEET DISCLOSURES	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUPPLEMENTAL BALANCE SHEET DISCLOSURES	SUPPLEMENTAL BALANCE SHEET DISCLOSURES
Accounts Receivable, Net
As of June 30, 2024, accounts receivable, net consisted of accounts receivable of $29.5 million, less allowance for doubtful accounts of $0.3 million. As of December 31, 2023, accounts receivable, net consisted of accounts receivable of $22.9 million, less allowance for doubtful accounts of $1.6 million.
The change in the allowance for doubtful accounts were as follows:

(In thousands of U.S. dollars)	Six months ended June 30, 2024	Year ended December 31, 2023
Balance at beginning of period	$1,552	$994
Allowance for doubtful accounts	(826)	558
Write-off of uncollectible accounts, net	(446)	—
Balance at end of period	$280	$1,552
Inventories
The components of inventories were as follows:

(In thousands of U.S. dollars)	As of June 30, 2024	As of December 31, 2023
Work in process	$8,242	$10,336
Finished goods	42,454	45,348
Total inventories	$50,696	$55,684
Property and Equipment, Net
Property and equipment, net consisted of the following:

(In thousands of U.S. dollars)	As of June 30, 2024	As of December 31, 2023
Computer hardware, software and equipment	$727	$689
Furniture and fixture	539	533
Machinery and equipment	811	812
Internally developed software	896	854
Gondolas	8,220	7,078
Construction in process	32	—
Leasehold improvements	2,098	2,070
Total property and equipment	$13,323	$12,036
Less accumulated depreciation	(7,755)	(6,105)
Property and equipment, net	$5,568	$5,931
Depreciation expense for property and equipment for the six months ended June 30, 2024 and six months ended June 30, 2023 was $1.7 million and $2.3 million, respectively.
Depreciation expense pertains to property and equipment utilized as part of the Company’s SG&A activities and therefore has not been allocated to cost of goods sold.
Other Current Liabilities
The major components of other current liabilities consisted of the following (in thousands):

(In thousands of U.S. dollars)	As of June 30, 2024	As of December 31, 2023
Accrued salaries and related expenses	$9,191	$8,702
Accrued sales returns and damages	1,751	2,527
Accrued interest	1,453	1,357
Accrued distribution fees	690	590
Related party liability	4,901	5,856
Accrued professional services	4,035	2,901
Other	1,808	1,765
Total	$23,829	$23,698
The accrued distribution fees related to service charges such as e-commerce shipping and handling costs. The related party liability of $4.9 million and $5.9 million as of June 30, 2024 and December 31, 2023, respectively, reflects the remaining unamortized fair value of the related party inventory contract executed on the acquisition date between
Obagi and the Obagi China Business. This related party liability will be amortized into related party revenue upon the sale of products to the Obagi China Business in subsequent periods.